FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Analysis of Financial Instruments Balances) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents		₪ 867	[1]	₪ 716	[1]	₪ 926	₪ 663
Short term deposits		150	[1]	452
Trade receivables		808	[1]	990
Non- current assets
Trade receivables		232	[1]	333
TOTAL ASSETS		4,718	[1]	5,197
Current liabilities
Current maturities of notes payable and borrowings		705	[1]	498
Trade payables		787	[1]	681
Other payables		31	[1]	28
Non- current liabilities
Notes payable		975	[1]	646
Borrowings from banks and others		243	[1]	1,550
TOTAL LIABILITIES		3,284	[1]	4,086
Accounts that were set-off under enforceable netting arrangements
Trade receivables, net		1,040		1,323
In or linked to USD [Member]
Current assets
Cash and cash equivalents		2		2
Trade receivables	[2]	62		58
Non- current assets
TOTAL ASSETS		64		60
Current liabilities
Trade payables	[2]	143		132
Non- current liabilities
TOTAL LIABILITIES		143		132
In or linked to other foreign currencies (mainly EURO) [Member]
Current assets
Cash and cash equivalents		4		1
Trade receivables	[2]	34		35
Non- current assets
TOTAL ASSETS		38		36
Current liabilities
Trade payables	[2]	32		19
Non- current liabilities
TOTAL LIABILITIES		32		19
NIS linked to CPI [Member]
Current liabilities
Current maturities of notes payable and borrowings		213		212
Non- current liabilities
Notes payable				212
Borrowings from banks and others				197
TOTAL LIABILITIES		213		621
NIS unlinked [Member]
Current assets
Cash and cash equivalents		861		713
Short term deposits		150		452
Trade receivables	[2]	712		897
Other receivables		9		39
Non- current assets
Trade receivables		232		333
TOTAL ASSETS		1,964		2,434
Current liabilities
Current maturities of notes payable and borrowings		491		287
Trade payables	[2]	612		530
Payables in respect of employees		78		90
Other payables		21		10
Non- current liabilities
Notes payable		972		437
Borrowings from banks and others		243		1,353
TOTAL LIABILITIES		2,417		2,707
Total [Member]
Current assets
Cash and cash equivalents		867		716
Short term deposits		150		452
Trade receivables	[2]	808		990
Other receivables		9		39
Non- current assets
Trade receivables		232		333
TOTAL ASSETS		2,066		2,530
Current liabilities
Current maturities of notes payable and borrowings		704		499
Trade payables	[2]	787		681
Payables in respect of employees		78		90
Other payables		21		10
Non- current liabilities
Notes payable		972		649
Borrowings from banks and others		243		1,550
TOTAL LIABILITIES		2,805		3,479
In or linked to foreign currencies [Member]
Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts		281		267
Set-off		(185)		(174)
Trade receivables, net		96		93
Trade payables gross amounts		360		325
Set-off		(185)		(174)
Trade payables, net		₪ 175		₪ 151

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Accounts that were set-off under enforceable netting arrangements